Summary of Significant Accounting Policies - Consolidated Balance Sheets (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended													6 Months Ended			9 Months Ended			12 Months Ended						24 Months Ended		33 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012		Jun. 30, 2011	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2011		Sep. 30, 2012
Warrant derivative liability	$ 1,685	$ 5,470	$ 5,830	[1]	$ 6,079	[1]	$ 4,438	[1]	$ 4,870	[2]				$ 6,079	[1]		$ 5,830	[1]		$ 5,470	$ 4,870	[2]	$ 15,000			$ 4,870	[2]	$ 5,830 [1]
Subsequent reductions in fair value of warrant derivative liability									9,786												9,786		344			9,786
Reclassification of warrants adjusted in additional paid in capital							11,122							11,122			11,122				11,122
Reversal of fair value of warrants adjusted in additional paid in capital							2,730							2,730			2,730				2,730
Exploration Expenses adjusted in retained earnings																										2,523		3,823
Increase in unrealized gain on warrant derivatives adjusted in retained earnings																										10,130		9,170
Exploration expense	1,801		1,871		1,541		1,833				2,824	1,280	1,020	3,374		2,300	5,245		5,124	8,838	11,950	[3]	7,090	[3]
Loss on extinguishment of debt												(13,132)				(13,132)			(13,132)	(5,425)	(13,132)	[4]
Income tax expense (benefit)	39	(90)	1,723		(1,022)		(1,220)		124		214	260	459	(2,242)		719	(519)		933	(609)	1,057	[5]	(184)	[5]
Leasehold maintenance cost adjusted in retained earnings																									693
Adjustment [Member]
Warrant derivative liability									4,870	[2]											4,870	[2]				4,870	[2]
Exploration expense																					(1,125)	[3]	313	[3]		2,921		2,619
Loss on extinguishment of debt																					(3,450)	[4]
Income tax expense (benefit)																					$ 237	[5]

[1]	Represents the fair value of the Warrants at the reporting date.
[2]	Relates to the reclassification of the Warrants out of additional paid in capital to warrant derivative liabilities. The fair value of the Warrants was not appropriately determined at inception because certain features of the Warrants were not originally considered in the fair value calculation. Thus, the correction of the error to record the Warrants as a liability does not agree to the correction of the error removing the Warrants from equity. Additionally, the Warrants were not properly marked to market at the end of each period. The warrant derivative liability was valued at $15,000 thousand at inception with subsequent reductions in fair value of $344 thousand in 2010 and $9,786 thousand in 2011.
[3]	For 2011, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $2,210 thousand offset by a reclassification from exploration expense to impairment of oil and gas properties of $3,335 thousand for amounts that were erroneously classified as exploration expense. For 2010, relates to lease maintenance costs that were erroneously capitalized as oil and gas properties rather than as exploration expense.
[4]	As noted in (c) above, the correction in the fair value of the Warrants and its classification as a liability resulted in an increased discount on debt which also impacted the resulting loss on extinguishment of debt originally recorded in May 2011 when the debt was retired.
[5]	Represents income tax improperly classified as interest expense.